UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-4019

Exact Name of Registrant as Specified in Charter:  USAA INVESTMENT TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 28, 2006



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA TREASURY MONEY MARKET TRUST - THIRD QUARTER REPORT -
PERIOD ENDED FEBRUARY 28, 2006

 [LOGO OF USAA]
    USAA(R)

                                USAA TREASURY MONEY
                                       MARKET Trust(R)

                                [GRAPHIC OF USAA TREASURY MONEY MARKET Trust(R)]

                      3rd Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    FEBRUARY 28, 2006

                                                                      (Form N-Q)

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (in thousands)

USAA TREASURY MONEY MARKET TRUST
FEBRUARY 28, 2006 (UNAUDITED)

PRINCIPAL
   AMOUNT    SECURITY                                                                                                 VALUE
---------------------------------------------------------------------------------------------------------------------------
             U.S. TREASURY BILLS (22.3%)(a)
  $ 3,000    3.91%, 3/02/2006                                                                                       $ 3,000
    3,000    3.92%, 4/06/2006                                                                                         2,988
    3,000    4.00%, 4/20/2006                                                                                         2,983
    3,000    4.05%, 4/27/2006                                                                                         2,981
    3,000    4.19%, 5/04/2006                                                                                         2,978
    3,000    4.28%, 5/11/2006                                                                                         2,975
    3,000    4.34%, 5/18/2006                                                                                         2,972
    3,000    4.40%, 5/25/2006                                                                                         2,969
    3,000    4.44%, 6/01/2006                                                                                         2,966
    3,000    4.44%, 6/08/2006                                                                                         2,963
    3,000    4.48%, 6/15/2006                                                                                         2,961
    3,000    4.52%, 6/22/2006                                                                                         2,957
    3,000    4.53%, 7/06/2006                                                                                         2,955
    3,000    4.28%, 7/13/2006                                                                                         2,952
                                                                                                                   --------
             Total U.S. Treasury bills (cost: $41,600)                                                               41,600
                                                                                                                   --------
             U.S. GOVERNMENT GUARANTEED SECURITIES (5.8%)
    3,024    Overseas Private Investment Corp., Series 1995-221/308 Certificates of Participation,
                3.85%, 12/14/2007(d)                                                                                  3,024
      800    Overseas Private Investment Corp., Series 1997-553-XXX Certificates of Participation,
                4.45%, 4/02/2007(c)                                                                                     800
    4,065    Private Export Funding Corp., Secured Note Series M, 5.34%, 3/15/2006                                    4,067
    3,000    Private Export Funding Corp., Secured Note Series J, 7.65%, 5/15/2006                                    3,019
                                                                                                                   --------
             Total U.S. government guaranteed securities (cost: $10,910)                                             10,910
                                                                                                                   --------
             Total investment in securities (cost: $52,510)                                                          52,510
                                                                                                                   --------

             REPURCHASE AGREEMENTS (71.3%)(e)
   23,000    Bear Stearns & Co., Inc., 4.55%, acquired on 2/28/2006 and due 3/01/2006 at $23,000
                (collateralized by $24,432 of Government National Mortgage Assn.(f), 4.00% - 5.00%,
                due 2/15/2018 - 10/15/2018; market value $23,460)                                                    23,000
   40,000    Credit Suisse First Boston Corp., 4.51%, acquired on 2/28/2006 and due 3/01/2006 at $40,000
                (collateralized by $36,825 of U.S. Treasury bonds, 5.38%, due 2/15/2031; market value $40,801)       40,000
   40,257    Deutsche Bank Securities, 4.52%, acquired on 2/28/2006 and due 3/01/2006 at $40,257
                (collateralized by $27,806 of U.S. Treasury notes(b), 3.38%, due 11/15/2008;
                $27,779 of U.S. Treasury STRIPS, 4.66%-4.67%(g), due 11/15/2015 - 5/15/2029;
                and $2,721 of U.S. Treasury bonds, 13.88%, due 5/15/2011; combined market value $41,062)             40,257
   30,000    UBS Securities LLC, 4.52%, acquired on 2/28/2006 and due 3/01/2006 at $30,000
                (collateralized by $30,607 of U.S. Treasury Inflation Index bonds(h), 1.96% - 1.99%,
                due 7/15/2014 - 1/15/2026; market value $30,603)                                                     30,000
                                                                                                                   --------
             Total repurchase agreements (cost: $133,257)                                                           133,257
                                                                                                                   --------
             TOTAL INVESTMENTS (COST: $185,767)                                                                    $185,767
                                                                                                                   ========

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           to Portfolio of INVESTMENTS

USAA TREASURY MONEY MARKET TRUST
FEBRUARY 28, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Massachusetts business trust consisting of 10 separate funds. The information presented in this quarterly report pertains only to the USAA Treasury Money Market Trust (the Fund), which is classified as diversified under the 1940 Act.

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

             1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

             2. Repurchase agreements are valued at cost, which approximates market value.

             3. Securities for which valuations are not readily available or are considered unreliable are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value approved by the Trust's Board of Trustees.

         B. As of February 28, 2006, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $186,872,000 at February 28, 2006, and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

        (a) Securities offered at a discount to face value rather than at a stated coupon rate. Rates represent the discount rates at purchase date.

        (b) Rates for U.S. Treasury notes represent the stated coupon payment rate at time of issuance.

        (c) Variable-rate demand note (VRDN) - provides the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity for this instrument is deemed to be less than 397 days in accordance with detailed regulatory requirements. The interest rate disclosed represents the current rate at February 28, 2006.

        (d) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

        (e) Repurchase agreements - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price

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           to Portfolio of INVESTMENTS
           (continued)

USAA TREASURY MONEY MARKET TRUST
FEBRUARY 28, 2006 (UNAUDITED)

             plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

        (f) Mortgage-backed securities issued by the Government National Mortgage Association (GNMA) are supported by the full faith and credit of the U.S. government.

        (g) Zero-coupon security - rate represents the effective yield at date of purchase.

        (h) U.S. Treasury inflation-indexed notes/bonds - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices.
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

                TRUSTEES      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

           CUSTODIAN AND      State Street Bank and Trust Company
        ACCOUNTING AGENT      P.O. Box 1713
                              Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

                                                        [LOGO OF RECYCLED PAPER]
                                                                        Recycled
                                                                           Paper

            [LOGO OF USAA]    WE KNOW WHAT IT MEANS TO SERVE.(R)
                 USAA         ----------------------------------
                                 INSURANCE o MEMBER SERVICES

48474-0206                                   (C)2006, USAA. All rights reserved.

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Trust's Board in approving the Trust's advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.




ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA INVESTMENT TRUST (except Total Return Strategy Fund)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    APRIL 18, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    APRIL 18, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    APRIL 18, 2006
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.